Risk Report - Credit Risk Management - IFRS 9 6 Russia total exposure and allowance for credit losses by stages (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Total Exposure [Member]
Breakdown of total exposure and allowance for credit losses to Russia by stages [Line Items]
Stage 1	€ 93		€ 209
Stage 2	797		1,182
Stage 3	325		336
Total exposure to Russia by stages	1,215		1,726
Allowance For Credit Losses [Member]
Breakdown of total exposure and allowance for credit losses to Russia by stages [Line Items]
Stage 1	0	[1]	0
Stage 2	4	[1]	10
Stage 3	16	[1]	68
Total exposure to Russia by stages	20	[1]	79
Total Collateral and Gurantees [Member]
Breakdown of total exposure and allowance for credit losses to Russia by stages [Line Items]
Stage 1	24		59
Stage 2	270		375
Stage 3	261		152
Total exposure to Russia by stages	€ 555		€ 586

[1]	Allowance for credit losses do not include allowance for country risk amounting to € 3 million as of December 31, 2023 and € 11 million as of December 31, 2022